Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Federal:
Current
Deferred	$ (434,364)	$ (588,940)
State and local:
Current
Deferred	$ (22,664)	$ (5,949)
Total of federal and state and local	(457,028)	(594,889)
Change in valuation allowance	$ 457,028	$ 594,889
Income tax provision (benefit)